Servicing Activities and Mortgage Servicing Rights Fair Value Portfolio Characteristics (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012 Mortgage Servicing Rights	Dec. 31, 2011 Mortgage Servicing Rights
Servicing Assets at Fair Value [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 53,066,000	$ 56,365,000	$ 51,548,000	$ 45,146,000	$ 47,818,000
Gross weighted-average coupon	4.98%	5.13%		4.81%	4.98%
Weighted-average servicing fee	0.31%	0.32%		0.30%	0.31%
Estimated prepayment speed	12.74%	11.64%		13.89% [1]	12.74% [1]

[1]	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.